Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net cash provided by (used in) operating activities	$ 88,670	$ 20,723
Investing activities
Change in restricted cash	41,663	31,712
Additions to newbuildings, vessels and equipment	(41,288)	(42,865)
Finance lease payments received	1,438	1,213
Proceeds from sale of vessels and equipment	0	27,164
Net investment in associated companies	0	1,346
Net cash provided by investing activities	1,813	18,570
Financing activities
Net proceeds from issuance of shares	88,018	47,653
Proceeds from issuance of long term debt, net of fees paid	30,023	0
Repayment of long-term debt	(164,523)	(51,905)
Repayment of capital leases	(27,892)	(22,856)
Repayment of related party loan note	(1,880)	(3,508)
Dividends paid	(150)	0
Net cash used in financing activities	(76,404)	(30,616)
Net change in cash and cash equivalents	14,079	8,677
Cash and cash equivalents at start of period	64,080	53,759
Cash and cash equivalents at end of period	$ 78,159	$ 62,436